Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Debt Disclosure [Abstract]
2026	¥ 662,965
2027	417,293
2028	334,136
2029	236,224
2030	276,454
Thereafter	2,132,558
Total	¥ 4,059,630